Insider Warrants (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Warrants Issued In Private Placement	6,600,000
Price Per Warrant	$ 0.35
Proceeds from private placement of insider warrants	$ 2,310,000